Risk Management Arising From Financial Instruments (Schedule of Exposure to Credit Risk for Trade Receivables by Geographic Area) (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Total	100.00%	100.00%
Trade Receivables [member]
Disclosure of credit risk exposure [line items]
Total	100.00%	100.00%
Europe [member] | Trade Receivables [member]
Disclosure of credit risk exposure [line items]
Total	64.00%	90.00%
North America [member] | Trade Receivables [member]
Disclosure of credit risk exposure [line items]
Total	4.00%	2.00%
Asia [member] | Trade Receivables [member]
Disclosure of credit risk exposure [line items]
Total	30.00%	4.00%
Rest of World [member] | Trade Receivables [member]
Disclosure of credit risk exposure [line items]
Total	2.00%	4.00%